Shareholders’ Equity (Details) - Schedule of Warrant Activity - Warrant [Member] - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Shareholders’ Equity (Details) - Schedule of Warrant Activity [Line Items]
Warrants Outstanding, Beginning balance	1,853,170	641,157	133,182
Weighted Average Exercise Price, Beginning balance	$ 35.2	$ 49.6	$ 11.6
Average Remaining Contractual Life, Beginning balance			5 years 3 months 21 days
Warrants Outstanding, Granted	1,793,125	1,215,788	849,407
Weighted Average Exercise Price, Granted	$ 3.2	$ 52	$ 42.8
Average Remaining Contractual Life, Granted	4 years 11 months 12 days	4 years 7 days	3 years 5 months 23 days
Warrants Outstanding, Forfeited
Weighted Average Exercise Price, Forfeited
Average Remaining Contractual Life, Forfeited
Warrants Outstanding, Exercised	(421,312)	(3,775)	(341,432)
Weighted Average Exercise Price, Exercised	$ 1.21	$ 22	$ 15.2
Average Remaining Contractual Life, Exercised
Warrants Outstanding, Ending balance	3,224,983	1,853,170	641,157
Weighted Average Exercise Price, Ending balance	$ 16.75	$ 35.2	$ 49.6
Average Remaining Contractual Life, Ending balance	3 years 3 months 18 days	3 years	3 years 29 days